Note 20 - Fair Value of Financial Instruments (Details) - Estimated Fair Value of Company's Financial Instruments (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial assets:
Cash and cash equivalents	$ 120,686,000	$ 83,660,000	$ 67,840,000	$ 20,981,000
Securities available for sale	107,956,000	85,891,000
Loans held for sale	1,502,000	2,584,000
Loans receivable, net	384,615,000	454,045,000
Federal Home Loan Bank stock	784,000	4,063,000
Accrued interest receivable	1,953,000	2,018,000
Financial liabilities:
Deposits	553,930,000	514,951,000
Federal Home Loan Bank advances	0	70,000,000
Accrued interest payable	146,000	247,000
Off-balance sheet financial instruments:
Commitments to extend credit	126,871,000	89,329,000
Commitments to sell loans	1,000,000	1,900,000
Carrying Amount [Member]
Financial assets:
Cash and cash equivalents	120,686,000	83,660,000
Securities available for sale	107,956,000	85,891,000
Loans held for sale	1,502,000	2,584,000
Loans receivable, net	384,615,000	454,045,000
Federal Home Loan Bank stock	784,000	4,063,000
Accrued interest receivable	1,953,000	2,018,000
Financial liabilities:
Deposits	553,930,000	514,951,000
Federal Home Loan Bank advances	0	70,000,000
Accrued interest payable	146,000	247,000
Off-balance sheet financial instruments:
Commitments to extend credit	2,000	27,000
Commitments to sell loans	(22,000)	(40,000)
Estimate of Fair Value Measurement [Member]
Financial assets:
Cash and cash equivalents	120,686,000	83,660,000
Securities available for sale	107,956,000	85,891,000
Loans held for sale	1,502,000	2,584,000
Loans receivable, net	388,263,000	459,177,000
Federal Home Loan Bank stock	784,000	4,063,000
Accrued interest receivable	1,953,000	2,018,000
Financial liabilities:
Deposits	553,930,000	514,951,000
Federal Home Loan Bank advances	0	71,623,000
Accrued interest payable	146,000	247,000
Off-balance sheet financial instruments:
Commitments to extend credit	2,000	27,000
Commitments to sell loans	(22,000)	(40,000)
Fair Value, Inputs, Level 1 [Member]
Financial assets:
Cash and cash equivalents	120,686,000
Fair Value, Inputs, Level 2 [Member]
Financial assets:
Securities available for sale	107,956,000
Loans held for sale	1,502,000
Loans receivable, net	388,263,000
Federal Home Loan Bank stock	784,000
Accrued interest receivable	1,953,000
Financial liabilities:
Deposits	553,930,000
Federal Home Loan Bank advances	0
Accrued interest payable	146,000
Fair Value, Inputs, Level 3 [Member]
Off-balance sheet financial instruments:
Commitments to extend credit	126,871,000
Commitments to sell loans	2,025,000
Contract Amount [Member]
Off-balance sheet financial instruments:
Commitments to extend credit		89,329,000
Commitments to sell loans		$ 7,046,000